Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes

(14) Income Taxes

We file a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2022	2021	2020

	(Dollars in Thousands)
Current
U.S.	$66,670	$59,591	$43,794
State	5,118	5,272	3,709
Foreign	—	—	58
Total current taxes	71,788	64,863	47,561
Deferred
U.S.	10,555	3,794	(2,733)
State	64	(252)	(389)
Total deferred taxes	10,619	3,542	(3,122)
Total income taxes	$82,407	$68,405	$44,439

Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 21% for 2022, 2021 and 2020 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2022	2021	2020

	(Dollars in Thousands)
Computed expected tax expense	$80,893	$68,011	$45,218
Change in taxes resulting from:
Tax-exempt interest income	(2,433)	(2,970)	(2,709)
State tax, net of federal income taxes, tax credit and refunds	4,094	3,966	2,622
Other investment income	(1,391)	(1,753)	(2,205)
Net investment in low-income housing investments	1,906	203	1,990
Other	(662)	948	(477)
Actual tax expense	$82,407	$68,405	$44,439

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 are reflected below:

	2022	2021

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$25,982	$22,773
Other real estate owned	1,194	1,227
Accrued expenses	186	81
Net unrealized losses on available for sale investment securities	130,586	9,062
Other	5,000	4,842
Total deferred tax assets	162,948	37,985
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(13,615)	(12,163)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,125)	(13,966)
Other	(36,566)	(24,235)
Total deferred tax liabilities	(64,325)	(50,383)
Net deferred tax liability	$98,623	$(12,398)

The net deferred tax asset of $98,623,000 at December 31, 2022 is included in other assets in the consolidated statements of condition. The net deferred tax liability of $12,398,000 at December 31, 2021 is included in other liabilities in the consolidated statements of condition.